Retirement Plans - Reconciliation of Beginning and Ending Balances for Level 3 Assets of Plan Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 227.4	$ 202.9	$ 199.7	$ 79.6	$ 80.6
Settlements					(0.8)
Unrealized gains (losses)				11.5	(0.2)
Fair value of plan assets at end of year	$ 227.4	$ 202.9	$ 199.7	$ 91.1	$ 79.6